Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of provisions

	12/31/2022	12/31/2021
Provision for legal and administrative proceedings	28,118	21,682
Provision for expected credit losses on loan commitments (i)	29,331	31,166
Total	57,449	52,848
(i) Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision.
COFINS
Provisions
Schedule of contingent liabilities

Process type	12/31/2022	12/31/2021
Infraction Notice	17,896	17,896
Action for the annulment of a tax debt	29,626	21,239
Collection Letter	1,254	1,254
Clearing Statement	3,496	4,863
Total	52,272	45,252

Provision for legal and administrative proceedings
Provisions
Schedule of change in provisions

	Labor	Civil	Tax	Total
Balance on December 31, 2021	3,312	18,370	—	21,682
(+) Constitution / increase in provision	1,029	24,902	—	25,931
Payment	(553)	(18,942)	—	(19,495)
Balance on December 31, 2022	3,788	24,330	—	28,118

Balance on December 31, 2020	3,173	16,423	1,017	20,613
(+) Constitution / increase in provision	1,601	17,401	—	19,002
Payment	(1,462)	(15,454)	(1,017)	(17,933)
Balance on December 31, 2021	3,312	18,370	—	21,682